Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation
Property and equipment, net	1,295,131	241,376	$ 150,505
Pyrolysis Unit [Member]
Property, Plant and Equipment [Line Items]
Clean-Seas Morocco	185,700	185,700	150,505
Equipment [Member]
Property, Plant and Equipment [Line Items]
Clean-Seas Morocco	55,676	55,676
Clean Seas Moroco [Member]
Property, Plant and Equipment [Line Items]
Clean-Seas Morocco	$ 1,053,755